Capital assets (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2018 CAD ($)
Disclosure of Capital assets [Line Items]
Depreciation	$ 19,358
Balance	133,946
Office space [Member]
Disclosure of Capital assets [Line Items]
Depreciation	9,119
Balance	62,279
Gas processing facilities [Member]
Disclosure of Capital assets [Line Items]
Depreciation	5,491
Balance	41,788
Oil storage facilities [Member]
Disclosure of Capital assets [Line Items]
Depreciation	2,728
Balance	20,758
Vehicles and equipment [Member]
Disclosure of Capital assets [Line Items]
Depreciation	2,020
Balance	$ 9,121